Income taxes (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Defined Benefit Plan Disclosure [Line Items]
Income tax provision	$ (93,000)	$ 9,000	$ 13,000
WISeKey Semiconductors SAS
Defined Benefit Plan Disclosure [Line Items]
Income tax provision	$ 47,368